Business Combination (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 06, 2018	Aug. 07, 2018	Mar. 16, 2018	Mar. 31, 2018	Mar. 14, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash payment in an acquisition
Settlement of working capital										$ 563
Successor [Member]
Cash payment in an acquisition							$ 86,178		$ 101,478
Direct transaction costs				$ 2,730					2,730
Revenue related to acquisitions									9,000
Net loss prior to income taxes related to acquisitions									$ 100
Successor [Member] | Acquisition of Dealership [Member]
Revenue related to acquisitions						$ 23,200		36,200
Net loss prior to income taxes related to acquisitions						$ 1,600		$ 1,500
Predecessor [Member]
Cash payment in an acquisition			$ 86,178
Direct transaction costs					$ 381
Andina Acquisition Corp II [Member]
Common stock, par value			$ 10.29
Andina Acquisition Corp II [Member] | Warrants [Member]
Number of rights or warrants outstanding			4,310,000
Andina Acquisition Corp II [Member] | IPO Rights [Member]
Number of rights or warrants outstanding			4,310,000
Shorewood RV Center [Member]
Debt instrument, maturity date		Aug. 07, 2021
Monthly payments of principal and interest		$ 52
Debt instrument, interest rate		4.75%
Tennesse RV [Member]
Debt instrument, maturity date	Dec. 06, 2022
Monthly payments of principal and interest	$ 94
Debt instrument, interest rate	5.00%
Merger Agreement [Member] | Lazydays R.V, Center Inc [Member]
Number of shares issued for part of the purchase price			2,857,189
Cash payment in an acquisition			$ 86,741
Merger Agreement [Member] | Andina Acquisition Corp II [Member]
Cash purchase price in business combination, description			(i) each ordinary share of Andina was exchanged for one share of common stock of Holdings ("Holdings Shares"), except that holders of ordinary shares of Andina sold in its initial public offering ("public shares") were entitled to elect instead to receive a pro rata portion of Andina's trust account, as provided in Andina's charter documents, (ii) each Andina IPO right (4,310,000 at March 15, 2018 prior to the Mergers) entitled the holder to receive one-seventh of a Holdings Share and (iii) each Andina warrant (4,310,000 at March 15, 2018) entitled the holder to purchase one-half of one Holdings Share at a price of $11.50 per whole share.
Warrant exercise price			$ 11.50